Other Assets (Principal Components Of Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Principal components of other assets
Loan issuance costs, net	$ 25,593	$ 18,461
Lease premiums	4,949	8,718
Other assets	9,108	4,847
Total other assets	39,650	32,026
Parent Company [Member]
Principal components of other assets
Total other assets	$ 1,524	$ 445